Income Taxes (Consolidated Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal statutory income tax rate	35.00%	35.00%	35.00%
Net state taxes	2.70%	2.80%	2.50%
Property-related items	0.20%	0.20%	0.20%
Effect of income tax settlements	(0.90%)	(0.30%)	(0.20%)
Tax credits	(0.60%)	(0.50%)	(0.70%)
Company owned life insurance	(0.10%)	(2.30%)	(2.50%)
All other differences	(0.10%)	(0.20%)	(0.30%)
Consolidated effective income tax rate	36.20%	34.70%	34.00%